2. SUMMARY OF SELECTED SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Advertising costs	$ 0	$ 500	$ 288	$ 3,840	$ 3,840	$ 1,404
Antidilutive shares excluded from earnings per share calculation			37,304,000	23,179,000	26,185,000	18,895,000